Note 14 - Product Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Our Major Components of Product Inventories	Our major components of product inventories are (in thousands):

	March 31, 2026	December 31, 2025
Concentrates	$14,812	$15,656
Stockpiled ore	9,396	10,862
Total product inventories	$24,208	$26,518
Our major components of product inventories are (in thousands):

	2025	2024
Concentrates	$15,656	$8,720
Stockpiled ore	10,862	12,510
Total product inventories	26,518	21,230